Accounts and Other Receivables	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note 6 — Accounts and Other Receivables

Accounts receivable, net consisted of the following:

	September 30,	December 31,
	2013	2012
Trade receivables	$1,058,544	$1,133,400
Other receivables	1,138,532	643,051
	2,197,076	1,776,451

Less allowance for doubtful accounts	(64,673)	(42,709)
	$2,132,403	$1,733,742

Other receivables consist primarily of the cost of raw materials needed to manufacture the Angel products that are sourced by the Company and immediately resold, at cost, to the contract manufacturer.

Note 7 — Receivables

Accounts and royalties receivable, net consisted of the following:

	December 31, 2012	December 31, 2011
Trade receivables	$1,133,400	$904,891
Other receivables	643,051	613,806
	1,776,451	1,518,697
Less allowance for doubtful accounts	(42,709)	(38,234)
	$1,733,742	$1,480,463

Other receivables consist primarily of the cost of raw materials needed to manufacture the Angel products that are sourced by the Company and immediately resold, at cost, to the contract manufacturer.

The following table reflects the approximate change in allowance for doubtful accounts.

	Balance at			Balance at
	Beginning of	Charged to Costs		End of
	Period	and Expenses	Deductions(1)	Period

Year Ended December 31, 2012
Allowance for doubtful accounts	$38,000	$43,000	$(38,000)	$43,000
Year Ended December 31, 2011
Allowance for doubtful accounts	$36,000	$36,000	$(34,000)	$38,000

(1)	Reflects receivables written-off as uncollectible.